Schedule of deferred revenues (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred revenues on maintenance contracts	€ 600	€ 329
Deferred revenue on RPP	50	24
Deferred revenue on sale of devices	304	284
Deferral of the gain on sale-lease-back transactions	9	39
Total	964	676
Deferred revenues long term portion	(79)	(258)
Deferred revenues, current portion	€ 885	€ 418